Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.74%
Communication services: 11.79%
Entertainment: 3.13%
Live Nation Entertainment, Inc.†	218,653	$25,613,013
Roblox Corp. Class A†	453,117	23,435,211
Spotify Technology SA†	78,748	30,325,855
TKO Group Holdings, Inc. Class A†	297,569	34,747,132
		114,121,211
Interactive media & services: 8.66%
Alphabet, Inc. Class A	562,082	96,177,851
Meta Platforms, Inc. Class A	386,756	219,514,970
		315,692,821
Consumer discretionary: 15.29%
Automobiles: 0.51%
Ferrari NV	39,412	18,755,382
Broadline retail: 7.40%
Amazon.com, Inc.†	1,109,626	206,834,287
MercadoLibre, Inc.†	30,830	62,806,259
		269,640,546
Hotels, restaurants & leisure: 4.23%
Booking Holdings, Inc.	13,399	62,657,074
DoorDash, Inc. Class A†	355,076	55,640,409
DraftKings, Inc. Class A†	647,331	22,863,731
Wingstop, Inc.	44,826	12,895,992
		154,057,206
Household durables: 0.95%
PulteGroup, Inc.	267,222	34,613,266
Specialty retail: 1.39%
Boot Barn Holdings, Inc.†	169,159	21,068,753
O’Reilly Automotive, Inc.†	25,825	29,779,841
		50,848,594
Textiles, apparel & luxury goods: 0.81%
On Holding AG Class A†	619,872	29,394,330
Consumer staples: 0.98%
Personal care products: 0.98%
BellRing Brands, Inc.†	270,193	17,786,805
e.l.f. Beauty, Inc.†	172,143	18,118,051
		35,904,856
Financials: 9.31%
Capital markets: 5.09%
KKR & Co., Inc.	337,082	46,598,216
See accompanying notes to portfolio of investments
Allspring Growth Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Capital markets(continued)
Robinhood Markets, Inc. Class A†	1,247,765	$29,310,000
S&P Global, Inc.	90,068	43,265,064
Tradeweb Markets, Inc. Class A	520,211	66,066,797
		185,240,077
Financial services: 2.76%
Mastercard, Inc. Class A	123,182	61,540,495
Visa, Inc. Class A	134,994	39,128,011
		100,668,506
Insurance: 1.46%
Progressive Corp.	219,406	53,278,359
Health care: 7.07%
Biotechnology: 0.73%
Natera, Inc.†	220,718	26,698,049
Health care equipment & supplies: 2.75%
Boston Scientific Corp.†	583,950	49,063,479
Intuitive Surgical, Inc.†	89,642	45,165,225
TransMedics Group, Inc.†	75,018	6,149,226
		100,377,930
Health care providers & services: 0.60%
RadNet, Inc.†	336,018	21,854,611
Life sciences tools & services: 1.20%
Danaher Corp.	177,601	43,629,462
Pharmaceuticals: 1.79%
Eli Lilly & Co.	78,411	65,060,743
Industrials: 10.81%
Aerospace & defense: 2.35%
Curtiss-Wright Corp.	68,388	23,591,124
General Electric Co.	206,015	35,389,257
TransDigm Group, Inc.	20,365	26,521,340
		85,501,721
Commercial services & supplies: 2.15%
Tetra Tech, Inc.	743,802	36,357,042
Waste Connections, Inc.	238,722	42,194,113
		78,551,155
Construction & engineering: 1.67%
Quanta Services, Inc.	119,505	36,046,293
Sterling Infrastructure, Inc.†	160,382	24,771,000
		60,817,293
See accompanying notes to portfolio of investments
2 | Allspring Growth Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Electrical equipment: 1.27%
Vertiv Holdings Co. Class A	422,753	$46,202,675
Ground transportation: 2.55%
Saia, Inc.†	64,745	31,635,054
Uber Technologies, Inc.†	851,574	61,355,907
		92,990,961
Professional services: 0.82%
Parsons Corp.†	276,435	29,899,210
Information technology: 42.89%
Communications equipment: 2.39%
Arista Networks, Inc.†	125,384	48,453,393
Motorola Solutions, Inc.	85,795	38,551,983
		87,005,376
Electronic equipment, instruments & components: 0.87%
Zebra Technologies Corp. Class A†	83,369	31,844,457
Semiconductors & semiconductor equipment: 14.63%
Advanced Micro Devices, Inc.†	168,863	24,328,092
Analog Devices, Inc.	134,162	29,932,884
Entegris, Inc.	250,998	26,282,001
Monolithic Power Systems, Inc.	68,403	51,938,398
NVIDIA Corp.	2,725,396	361,823,573
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	203,076	38,694,101
		532,999,049
Software: 21.09%
Cadence Design Systems, Inc.†	185,040	51,093,245
CyberArk Software Ltd.†	94,511	26,134,182
Datadog, Inc. Class A†	243,892	30,593,812
Fair Isaac Corp.†	34,356	68,475,287
Manhattan Associates, Inc.†	130,313	34,319,232
Microsoft Corp.	705,769	286,789,233
Monday.com Ltd.†	132,892	39,052,972
Oracle Corp.	282,112	47,349,678
Palo Alto Networks, Inc.†	78,690	28,354,368
Salesforce, Inc.	245,725	71,596,893
Samsara, Inc. Class A†	450,407	21,524,951
ServiceNow, Inc.†	67,993	63,436,789
		768,720,642
Technology hardware, storage & peripherals: 3.91%
Apple, Inc.	630,852	142,515,775
Materials: 1.60%
Chemicals: 0.62%
Sherwin-Williams Co.	62,569	22,447,880
See accompanying notes to portfolio of investments
Allspring Growth Fund | 3

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Construction materials: 0.98%
Vulcan Materials Co.	130,730	$35,810,869
Total common stocks (Cost $1,858,878,530)		3,635,143,012

		Yield
Short-term investments: 0.51%
Investment companies: 0.51%
Allspring Government Money Market Fund Select Class♠∞		4.78%	18,404,419	18,404,419
Total short-term investments (Cost $18,404,419)				18,404,419
Total investments in securities (Cost $1,877,282,949)	100.25%			3,653,547,431
Other assets and liabilities, net	(0.25)			(8,960,124)
Total net assets	100.00%			$3,644,587,307

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,492,505	$552,345,825	$(547,433,911)	$0	$0	$18,404,419	18,404,419	$291,279
See accompanying notes to portfolio of investments
4 | Allspring Growth Fund

Notes to portfolio of investments—October 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$429,814,032	$0	$0	$429,814,032
Consumer discretionary	557,309,324	0	0	557,309,324
Consumer staples	35,904,856	0	0	35,904,856
Financials	339,186,942	0	0	339,186,942
Health care	257,620,795	0	0	257,620,795
Industrials	393,963,015	0	0	393,963,015
Information technology	1,563,085,299	0	0	1,563,085,299
Materials	58,258,749	0	0	58,258,749
Short-term investments
Investment companies	18,404,419	0	0	18,404,419
Total assets	$3,653,547,431	$0	$0	$3,653,547,431
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Growth Fund | 5